Goodwill - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Growth rate	1.00%
Bottom of Range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Growth rate	0.00%
Percentage of average contraction of EBITDA at continuing value	(20.00%)
Top of Range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Growth rate	3.00%
Percentage of average contraction of EBITDA at continuing value	20.00%
Biopharmaceutical and Diagnostic Solutions
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Discount rate	7.40%	7.70%
Percentage of average contraction of EBITDA at continuing value	41.90%
Biopharmaceutical and Diagnostic Solutions | Bottom of Range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Discount rate	6.40%
Biopharmaceutical and Diagnostic Solutions | Top of Range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Discount rate	8.40%
Biopharmaceutical and Diagnostic Solutions | Weighted Average Cost of Capital, Measurement Input
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Further sensitivity analysis resulted in identification of breakeven	13.40%
Engineering Systems
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Discount rate	6.70%	7.50%
Percentage of average contraction of EBITDA at continuing value	85.90%
Engineering Systems | Bottom of Range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Discount rate	5.70%
Engineering Systems | Top of Range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Discount rate	7.70%
Engineering Systems | Weighted Average Cost of Capital, Measurement Input
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Further sensitivity analysis resulted in identification of breakeven	17.90%